UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Growth Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

---------------------------------------------------------------------------- -------- ---------------
ASSETS:
     Investments in securities, market value   (1)                                 $      45,390,810
     Cash                                                                                     13,627
     Dividends receivable                                                                     61,346
     Subscriptions receivable                                                                 60,318
                                                                                      ---------------

       Total assets                                                                       45,526,101
                                                                                      ---------------

LIABILITIES:
     Due to investment adviser                                                                22,743
     Redemptions payable                                                                      23,335
     Variation margin on futures contracts                                                     9,250
                                                                                      ---------------

       Total liabilities                                                                      55,328
                                                                                      ---------------

NET ASSETS                                                                         $      45,470,773
                                                                                      ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $         284,556
     Additional paid-in capital                                                          116,917,800
     Net unrealized appreciation on investments and futures contracts                      3,104,894
     Undistributed net investment income                                                      22,562
     Accumulated net realized loss on investments and futures contracts                 (74,859,039)
                                                                                      ---------------

NET ASSETS                                                                         $      45,470,773
                                                                                      ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           15.98
                                                                                      ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          250,000,000
     Outstanding                                                                           2,845,558

(1)  Cost of investments in securities:                                            $      42,281,479

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------------- --- -------------

INVESTMENT INCOME:
     Interest                                                                          $        10,005
     Dividends                                                                                 343,672
                                                                                          -------------

       Total income                                                                            353,677
                                                                                          -------------

EXPENSES:
     Management fees                                                                           138,726
                                                                                          -------------

NET INVESTMENT INCOME                                                                          214,951
                                                                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                          561,349
     Net realized gain on futures contracts                                                     30,853
     Change in net unrealized appreciation on investments                                  (1,713,497)
     Change in net unrealized depreciation on futures contracts                               (17,165)
                                                                                          -------------

     Net realized and unrealized loss on investments and futures contracts                 (1,138,460)
                                                                                          -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $     (923,509)
                                                                                          =============

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------------------- ---- -------------
                                                                                   2005                2004
                                                                               --------------      -------------
                                                                                 UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                  $        214,951    $       664,226
     Net realized gain (loss) on investments                                         561,349        (1,097,268)
     Net realized gain on futures contracts                                           30,853              9,205
     Change in net unrealized appreciation on investments                        (1,713,497)          3,211,215
     Change in net unrealized appreciation (depreciation) on futures
     contracts                                                                      (17,165)                928
                                                                               --------------      -------------

     Net increase (decrease) in net assets resulting from operations               (923,509)          2,788,306
                                                                               --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                    (192,389)          (663,577)
                                                                               --------------      -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                             6,750,052         14,450,231
     Reinvestment of distributions                                                   192,389            663,577
     Redemptions of shares                                                       (9,325,812)       (20,193,455)
                                                                               --------------      -------------

     Net decrease in net assets resulting from share transactions                (2,383,371)        (5,079,647)
                                                                               --------------      -------------

     Total decrease in net assets                                                (3,499,269)        (2,954,918)

NET ASSETS:
     Beginning of period                                                          48,970,042         51,924,960
                                                                               --------------      -------------

     End of period  (1)                                                     $     45,470,773    $    48,970,042
                                                                               ==============      =============

OTHER INFORMATION:

SHARES:
     Sold                                                                            419,432            921,323
     Issued in reinvestment of distributions                                          12,039             40,914
     Redeemed                                                                      (579,559)        (1,287,357)
                                                                               --------------      -------------

     Net decrease                                                                  (148,088)          (325,120)
                                                                               ==============      =============

(1) Including undistributed net investment income                           $         22,562    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ---------- -- ---------- --- ---------- -- ------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                    Ended                                 Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                                June 30, 2005         2004           2003          2002           2001      2000
                                               ----------------    ------------    ----------    ----------     ----------  --------
                                                  UNAUDITED

Net Asset Value, Beginning of Period        $            16.36  $        15.65  $      12.66         16.81   $      19.41  $  28.63

Income from Investment Operations

Net investment income                                     0.08            0.22          0.15          0.07           0.06      0.01
Net realized and unrealized gain (loss)                 (0.39)            0.71          2.99        (4.15)         (2.60)    (6.31)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Total Income (Loss) From
      Investment Operations                             (0.31)            0.93          3.14        (4.08)         (2.54)    (6.30)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Less Distributions

From net investment income                              (0.07)          (0.22)        (0.15)        (0.07)         (0.06)    (0.01)
From net realized gains                                                                                                      (2.91)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Total Distributions                                     (0.07)          (0.22)        (0.15)        (0.07)         (0.06)    (2.92)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Net Asset Value, End of Period              $            15.98  $        16.36  $      15.65         12.66   $      16.81  $  19.41
                                               ================    ============    ==========    ==========     ==========  ========


Total Return                                           (1.91%)  o        5.96%        24.85%      (24.08%)       (13.10%)   22.36%)

Net Assets, End of Period ($000)            $           45,471  $       48,970  $     51,925        79,190   $    275,992  $350,803

Ratio of Expenses to Average Net Assets                  0.60%  *        0.60%         0.60%         0.60%          0.60%     0.60%

Ratio of Net Investment Income to
      Average Net Assets                                 0.93%  *        1.34%         0.82%         0.53%          0.32%     0.03%

Portfolio Turnover Rate                                  6.17%  o       19.34%        25.37%        23.09%         37.66%    39.05%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Growth Index Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.57%
      6,800 Boeing Co                                                    448,800
      3,300 Lockheed Martin Corp                                         214,071
      1,475 Rockwell Collins                                              70,328
      8,400 United Technologies Corp                                     431,340
                                                                      $1,164,539

AIR FREIGHT --- 1.40%
      9,178 United Parcel Service Inc Class B                            634,750
                                                                        $634,750

AIRLINES --- .01%
      1,100 Delta Air Lines Inc*                                           4,136
                                                                          $4,136

AUTO PARTS & EQUIPMENT --- .06%
      1,400 Goodyear Tire & Rubber Co*                                    20,860
      1,000 Visteon Corp                                                   6,030
                                                                         $26,890

BIOTECHNOLOGY --- 2.12%
     10,224 Amgen Inc*                                                   618,143
      2,100 Genzyme Corp*                                                126,189
      3,700 Gilead Sciences Inc*                                         162,763
      2,000 MedImmune Inc*                                                53,440
                                                                        $960,535

BUILDING MATERIALS --- .14%
      1,419 American Standard Cos Inc                                     59,484
                                                                         $59,484

CHEMICALS --- 1.26%
      8,200 EI du Pont de Nemours & Co                                   352,682
      1,812 Ecolab Inc                                                    58,636
        850 Hercules Inc*                                                 12,028
        694 International Flavors & Fragrances Inc                        25,137
      2,682 Praxair Inc                                                  124,981
                                                                        $573,464

COMMUNICATIONS - EQUIPMENT --- 3.93%
      3,834 Avaya Inc*                                                    31,899
     52,621 Cisco Systems Inc (1)*                                     1,005,587
     11,900 Corning Inc*                                                 197,778
     36,400 Lucent Technologies Inc*                                     105,924
     13,440 QUALCOMM Inc                                                 443,654
                                                                      $1,784,842

COMPUTER HARDWARE & SYSTEMS --- 4.82%
      6,800 Apple Computer Inc*                                          250,308
     19,944 Dell Inc*                                                    787,987
      2,400 Gateway Inc*                                                   7,920
     13,331 International Business Machines Corp (1)                     989,160
      1,093 Lexmark International Group Inc Class A*                      70,859
      2,953 Network Appliance Inc*                                        83,481
                                                                      $2,189,715

COMPUTER SOFTWARE & SERVICES --- 9.65%
      4,040 Adobe Systems Inc                                            115,625
      1,900 Autodesk Inc                                                  65,303
      4,829 Automatic Data Processing Inc                                202,673
      1,381 Citrix Systems Inc*                                           29,912
      2,502 Electronic Arts Inc*                                         141,638
      6,418 First Data Corp                                              257,619
      1,483 Intuit Inc*                                                   66,898
        717 Mercury Interactive Corp*                                     27,504
     82,666 Microsoft Corp (1)                                         2,053,423
     36,387 Oracle Corp*                                                 480,308
      2,200 Parametric Technology Corp*                                   14,036
      2,868 Paychex Inc                                                   93,325
      5,760 Symantec Corp*                                               125,222
     10,806 Yahoo! Inc*                                                  374,428
     10,004 eBay Inc*                                                    330,232
                                                                      $4,378,146

CONGLOMERATES --- 7.68%
      6,400 3M Co                                                        462,720
     87,302 General Electric Co (1)                                    3,025,014
                                                                      $3,487,734

CONTAINERS --- .07%
        942 Ball Corp                                                     33,874
                                                                         $33,874

COSMETICS & PERSONAL CARE --- 1.24%
      3,870 Avon Products Inc                                            146,480
      8,225 Gillette Co                                                  416,432
                                                                        $562,912

DISTRIBUTORS --- .42%
      5,220 SYSCO Corp                                                   188,912
                                                                        $188,912

ELECTRIC COMPANIES --- .37%
      2,000 TXU Corp                                                     166,180
                                                                        $166,180

ELECTRONIC INSTRUMENT & EQUIP --- .62%
      3,417 Emerson Electric Co                                          214,007
      1,400 Rockwell Automation Inc                                       68,194
                                                                        $282,201

ELECTRONICS - SEMICONDUCTOR --- 5.17%
      3,042 Altera Corp*                                                  60,292
      3,042 Analog Devices Inc                                           113,497
      2,350 Broadcom Corp Class A*                                        83,449
     50,762 Intel Corp (1)                                             1,322,858
      2,527 Linear Technology Corp                                        92,716
      2,661 Maxim Integrated Products Inc                                101,677
      1,400 NVIDIA Corp*                                                  37,408
      2,800 National Semiconductor Corp                                   61,684
      1,468 PMC-Sierra Inc*                                               13,696
     13,700 Texas Instruments Inc                                        384,559
      2,855 Xilinx Inc                                                    72,803
                                                                      $2,344,639

ENGINEERING & CONSTRUCTION --- .09%
        700 Fluor Corp                                                    40,313
                                                                         $40,313

FINANCIAL SERVICES --- .69%
        750 Federated Investors Inc Class B                               22,508
      1,600 Franklin Resources Inc                                       123,168
      2,276 Moody's Corp                                                 102,329
      1,050 T Rowe Price Group Inc                                        65,730
                                                                        $313,735

FOOD & BEVERAGES --- 6.06%
      6,405 Anheuser-Busch Co Inc                                        293,029
        756 Brown-Forman Corp                                             45,708
      2,659 Campbell Soup Co                                              81,817
     18,672 Coca-Cola Co                                                 779,556
      3,000 General Mills Inc                                            140,370
      2,901 HJ Heinz Co                                                  102,753
      1,848 Hershey Foods Corp                                           114,761
      2,860 Kellogg Co                                                   127,098
      1,128 McCormick & Co Inc (nonvtg)                                   36,863
      1,600 Pepsi Bottling Group Inc                                      45,776
     13,830 PepsiCo Inc                                                  745,852
      6,392 Sara Lee Corp                                                126,626
      1,616 Wm Wrigley Jr Co                                             111,245
                                                                      $2,751,454

GOLD, METALS & MINING --- .15%
        700 Allegheny Technologies Inc                                    15,442
      1,461 Freeport-McMoRan Copper & Gold Inc                           54,700
                                                                         $70,142

HEALTH CARE RELATED --- 2.05%
      1,200 Express Scripts Inc Class A*                                  59,976
      3,500 HCA Inc                                                      198,345
      1,848 IMS Health Inc                                                45,775
      1,600 Quest Diagnostics Inc                                         85,232
     10,404 UnitedHealth Group Inc                                       542,465
                                                                        $931,793

HOTELS/MOTELS --- .40%
      3,100 Hilton Hotels Corp                                            73,935
      1,600 Marriott International Inc Class A                           109,152
                                                                        $183,087

HOUSEHOLD GOODS --- 4.06%
        700 Black & Decker Corp                                           62,895
      1,306 Clorox Co                                                     72,770
      4,331 Colgate-Palmolive Co                                         216,160
      1,200 Fortune Brands Inc                                           106,560
      3,974 Kimberly-Clark Corp                                          248,733
        587 Maytag Corp                                                    9,192
      2,200 Newell Rubbermaid Inc                                         52,448
     20,354 Procter & Gamble Co (1)                                    1,073,674
                                                                      $1,842,432

INSURANCE RELATED --- .37%
      1,700 Progressive Corp                                             167,977
                                                                        $167,977

INVESTMENT BANK/BROKERAGE FIRM --- .23%
      9,300 Charles Schwab Corp                                          104,904
                                                                        $104,904

LEISURE & ENTERTAINMENT --- .66%
      2,307 Harley-Davidson Inc                                          114,427
      1,500 Harrah's Entertainment Inc                                   108,105
      2,798 International Game Technology                                 78,764
                                                                        $301,296

MACHINERY --- .85%
      2,800 Caterpillar Inc                                              266,868
      2,300 Danaher Corp                                                 120,382
                                                                        $387,250

MEDICAL PRODUCTS --- 4.04%
      5,055 Baxter International Inc                                     187,541
      2,100 Becton Dickinson & Co                                        110,187
      2,082 Biomet Inc                                                    72,120
      6,172 Boston Scientific Corp*                                      166,644
        900 CR Bard Inc                                                   59,859
      2,675 Guidant Corp                                                 180,028
      1,300 Hospira Inc*                                                  50,700
      9,949 Medtronic Inc                                                515,259
        386 Millipore Corp*                                               21,898
      3,022 St Jude Medical Inc*                                         131,789
      3,092 Stryker Corp                                                 147,056
        996 Waters Corp*                                                  37,021
      2,022 Zimmer Holdings Inc*                                         154,016
                                                                      $1,834,118

OFFICE EQUIPMENT & SUPPLIES --- .28%
        806 Avery Dennison Corp                                           42,686
      1,922 Pitney Bowes Inc                                              83,703
                                                                        $126,389

OIL & GAS --- 9.14%
      1,300 BJ Services Co                                                68,224
      2,800 Baker Hughes Inc                                             143,248
      2,000 EOG Resources                                                113,600
     52,400 Exxon Mobil Corp (1)                                       3,011,428
      4,200 Halliburton Co                                               200,844
        900 Kinder Morgan Inc                                             74,880
      4,850 Schlumberger Ltd                                             368,309
        600 Sunoco Inc                                                    68,208
      2,933 XTO Energy Inc                                                99,693
                                                                      $4,148,434

PERSONAL LOANS --- 1.52%
      9,638 American Express Co                                          513,031
      3,448 SLM Corp                                                     175,158
                                                                        $688,189

PHARMACEUTICALS --- 10.19%
     12,772 Abbott Laboratories                                          625,956
      1,104 Allergan Inc                                                  94,105
     16,015 Bristol-Myers Squibb Co                                      400,055
      9,371 Eli Lilly & Co                                               522,058
      2,841 Forest Laboratories Inc*                                     110,373
     24,488 Johnson & Johnson (1)                                      1,591,720
     18,095 Merck & Co Inc                                               557,326
     12,100 Schering-Plough Corp                                         230,626
     11,055 Wyeth                                                        491,948
                                                                      $4,624,167

PRINTING & PUBLISHING --- .39%
        542 Dow Jones & Co Inc                                            19,214
      3,096 McGraw-Hill Cos Inc                                          136,998
        388 Meredith Corp                                                 19,035
                                                                        $175,247

REAL ESTATE --- .29%
      1,800 Simon Property Group Inc REIT                                130,482
                                                                        $130,482

RESTAURANTS --- .73%
      1,200 Darden Restaurants Inc                                        39,576
      3,244 Starbucks Corp*                                              167,585
      2,405 Yum! Brands Inc                                              125,252
                                                                        $332,413

RETAIL --- 8.74%
        536 AutoZone Inc*                                                 49,559
      2,416 Bed Bath & Beyond Inc*                                       100,940
      2,426 Best Buy Co Inc                                              166,302
      2,452 Dollar General Corp                                           49,923
     17,700 Home Depot Inc                                               688,530
      3,100 Limited Brands Inc                                            66,402
      6,407 Lowe's Cos Inc                                               373,016
      1,000 Nordstrom Inc                                                 67,970
      1,202 RadioShack Corp                                               27,850
      1,000 Sherwin-Williams Co                                           47,090
      6,000 Staples Inc                                                  127,920
      3,796 TJX Cos Inc                                                   92,433
      7,300 Target Corp                                                  397,193
     27,564 Wal-Mart Stores Inc (1)                                    1,328,585
      8,383 Walgreen Co                                                  385,534
                                                                      $3,969,247

SHOES --- .37%
      1,950 NIKE Inc Class B                                             168,870
                                                                        $168,870

SPECIALIZED SERVICES --- .89%
      1,354 Apollo Group Inc*                                            105,910
      1,005 Equifax Inc                                                   35,889
      1,383 H&R Block Inc                                                 80,698
      1,000 Monster Worldwide Inc*                                        28,680
      1,505 Omnicom Group Inc                                            120,189
      1,271 Robert Half International Inc                                 31,737
                                                                        $403,103

TELEPHONE & TELECOMMUNICATIONS --- .19%
      2,800 Citizens Communications Co                                    37,632
     13,700 Qwest Communications International Inc*                       50,827
                                                                         $88,459

TEXTILES --- .23%
      3,100 Coach Inc*                                                   104,067
                                                                        $104,067

TOBACCO --- 2.57%
     17,103 Altria Group Inc (1)                                       1,105,880
      1,310 UST Inc                                                       59,815
                                                                      $1,165,695

UTILITIES --- .19%
      5,300 AES Corp*                                                     86,813
                                                                         $86,813

TOTAL COMMON STOCK --- 96.90%                                        $43,983,029
(Cost $40,873,698)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  1,210,000 Freddie Mac                                                1,210,000
               2.585%, July 1, 2005
    200,000 United States of America (1)                                 197,781
               3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.10%                                $1,407,781
(Cost $1,407,781)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $45,390,810
(Cost $42,281,479)

Legend
* Non-income Producing Security (1) Collateral or Segregated Assets for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $2,823,383 and $5,865,184 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $45,893,138. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,544,266 and gross depreciation of securities in which there was an excess of tax cost over value of $6,046,594 resulting in net depreciation of $502,328.

5. FUTURES CONTRACTS

      As of June 30, 2005, the Portfolio had 5 open S&P 500 long futures contracts. The contracts expire in September 2005 and the Portfolio has recorded unrealized depreciation of $4,437.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023, $44,824,586, $12,077,240 and $6,922,790, which expire in the years 2009, 2010, 2011 and 2012, respectively. The Portfolio also had current year deferred post-October capital losses of $1,335,999.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005